Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Summary of Accounts Receivable and Ageing Analysis
	As of December 31,
	2017	2018
	RMB’million	RMB’million
Accounts receivable	1,170	1,490
Less: provision for impairment of trade receivables	(9)	(7)
Accounts receivable, net	1,161	1,483
Ageing analysis of the accounts receivables based on invoice date:
Up to 3 months	1,123	1,304
3 to 6 months	31	144
Over 6 months	16	42
	1,170	1,490
Ageing analysis of the accounts receivables that past due but not impaired:
Up to 6 months	44	94
Over 6 months	7	20
	51	114

Summary of Provision for Impairment of Accounts Receivables

Movements in the provision for impairment of accounts receivable that were assessed for impairment collectively are as follows:

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
At January 1	-	6	9
Provision for impairment recognized in income statement	7	6	3
Receivables written off during the year as uncollectible	(1)	(3)	(5)
At December 31	6	9	7